Summary of Minimum And Maximum Rate of Return of Plan Assets (Detail) - Supplemental Executive Retirement Plan	9 Months Ended
Dec. 31, 2017
Minimum | Equity Securities
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Expected Rate of Return on Plan Assets	5.00%
Minimum | Debt Securities
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Expected Rate of Return on Plan Assets	1.00%
Minimum | Cash and Cash Equivalents
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Expected Rate of Return on Plan Assets	0.00%
Maximum | Equity Securities
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Expected Rate of Return on Plan Assets	7.00%
Maximum | Debt Securities
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Expected Rate of Return on Plan Assets	3.00%
Maximum | Cash and Cash Equivalents
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Expected Rate of Return on Plan Assets	1.00%